Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statement of Changes in Equity (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 1,654	$ 747	$ 912	$ 1,240
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	3,655	2,725
Net benefit cost recognized in the consolidated statements of income
Disclosure of defined benefit plans [line items]
Current Service Cost	331	320	340
Past Service Cost	132	163	53
(Gain) or Loss on Settlement or curtailment	(115)	(133)	(94)
Net Interest on the Net Defined Benefit Liability	305	297	286
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Current Service Cost	235	233	246
Past Service Cost	93	155	47
(Gain) or Loss on Settlement or curtailment	(107)	(126)	(85)
Net Interest on the Net Defined Benefit Liability	224	222	141
Net benefit cost recognized in the consolidated statements of income | Seniority premiums
Disclosure of defined benefit plans [line items]
Current Service Cost	96	87	94
Past Service Cost	39	8	6
(Gain) or Loss on Settlement or curtailment	(8)	(7)	(9)
Net Interest on the Net Defined Benefit Liability	81	75	145
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,654	747	912
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,299	625	804
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority premiums
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 355	$ 122	$ 108